Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2023-11-15	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Nov. 15, 2023
Erroneous Compensation Analysis [Text Block]	The Board adopted a Clawback Policy on November 15, 2023, in compliance with the requirements of the Dodd-Frank Act, final SEC rules and applicable Nasdaq listing standards, which covers our current and former officers subject to Section 16 of the Exchange Act. Under the Clawback Policy, if there is a restatement of our financial results, the Company will recover any erroneously awarded incentive compensation from such officers during a three-year lookback period. A copy of the Clawback Policy has been filed as an Exhibit of our 2025 Annual Report of Form 10-K.